Promissory Note	6 Months Ended
Apr. 30, 2026
Promissory Note [Abstract]
PROMISSORY NOTE

Note 7 — PROMISSORY NOTE

On October 29, 2025, the Company entered into a securities purchase agreement with Streeterville Capital, LLC, a Utah limited liability company (“Streeterville”), pursuant to which the Company agreed to issue and sell to Streeterville shares of the Company’ common stock in one or more pre-paid purchases (each, a “Pre-Paid Purchase” and collectively, the “Pre-Paid Purchases”) for an aggregate purchase price of up to $20,000,000 (the “Streeterville Transaction”).

The Company also agreed to issue an additional 22,883 Class A Ordinary Shares of the Company to Streeterville as a commitment fee for the pre-paid purchase facility established under the securities purchase agreement (the “Commitment Shares”), and 630,000 Class A Ordinary Shares as pre-delivery shares (the “Pre-Delivery Shares”).

The securities purchase agreement provides for a one-year commitment period during which, subject to certain specified conditions, the Company may request additional Pre-Paid Purchases from Streeterville provided that the amount requested is no less than $250,000 and no more than $2,000,000 less the outstanding balance of all Pre-Paid Purchases. The original issue discount (“OID”) for the Initial Pre-Paid Purchase is $210,000 and the initial principal balance includes a $20,000 transaction expense amount. The original issue discount for each additional Pre-Paid Purchase will be seven percent of the amount set forth in the applicable request and each additional Pre-Paid Purchase will accrue interest at the rate of eight percent per annum. Following the funding of each Pre-Paid Purchase, Streeterville has the right, but not the obligation, to purchase from the Company. The purchase price of the shares of common stock will be the higher of (i) 85% of the lowest daily volume weighted average price during the 10 trading days immediately prior to the purchase notice date, and (ii) $1.75.

The Company may at any time prepay all or any portion of the outstanding balance of a Pre-Paid Purchase. In the event the Company elect to do so, the Company must pay Streeterville an amount in cash equal to 120% multiplied by the portion of the outstanding balance the Company elected to prepay. If an event of default occurs under a Pre-Paid Purchase, the outstanding balance will become immediately due and payable. At any time thereafter, upon written notice given by Streeterville, the outstanding balance will increase by ten percent (10%) and interest will begin accruing at a rate of 18% per annum or the maximum rate permitted under applicable law.

On November 1, 2025, the Company issued 652,883 Class A Ordinary Shares as the Commitment Shares and Pre-Delivery Shares. On November 7, 2025, the Company closed the Initial Pre-Paid Purchase of $3,230,000. The net proceed from the Initial Pre-Paid Purchase was $3,000,000 (after deducting OID and other issuance costs). Concurrently, on October 29, 2026, the Company issued 630,000 Class A Ordinary Shares to Streeterville as pre-delivery shares (the “Pre-delivery Shares”) to facilitate future settlement liquidity. The Company did not receive any proceeds or pay any consideration related to the Pre-delivery Shares of 630,000, except that the Company received a one-time nominal fee of $1,575 upon the issuance of the Pre-delivery Shares and will pay the same amount to Streeterville upon the repurchase of Pre-delivery Shares. The Company accounted for such promissory note as a single instrument, which was measured at its amortized cost on the consolidated balance sheets. Although legally issued, the Pre-delivery Shares were not considered outstanding and therefore excluded from basic and diluted earnings (loss) per share unless default of the share lending arrangement occurs, at which time the Pre-delivery Shares would be included in the basic and diluted earnings (loss) per share calculation.

On April 28, 2026, the Company entered into a Payoff Acknowledgment and Termination Agreement (the “Termination Agreement”) with Streeterville, pursuant to which Streeterville acknowledges that it received a total of $4,191,247 to Streeterville (among which $2,600,000 was paid by High Trend on behalf of the Company, see Note 9), consisting of (i) a Payoff Amount of $4,189,453 for full satisfaction of all obligations under Pre-Paid Purchase #1, (ii) a repurchase price of $1,575 for the Pre-Delivery Shares, and (iii) an overpayment of $219 which shall be remitted back to a Company designated account. The Securities Purchase Agreement was deemed terminated, effective as of April 28, 2026, with no Pre-Paid Purchases remaining outstanding and no further funding obligations arising thereunder. Streeterville acknowledged receipt of the required repurchase price and agreed to return the Pre-Delivery Shares (630,000 Class A Ordinary Shares) to the Company. Following notice given on April 30, 2026, the 630,000 Pre-Delivery Shares were effectively returned and cancelled on May 4, 2026. As of April 30, 2026, the balance of the promissory note was nil.

 The movements of the promissory note are as follows:

For the six months ended April 30, 2026

Promissory note principal	$3,230,000
OID	(210,000)
Legal cost	(20,000)
Fair value for commitment shares related to the issuance of promissory note	(251,255)
Fair value of pre-delivery shares issued	(2,748,745)
Accrued interests, accretion expense and other surcharges	495,154
Repayment	(4,189,453)
Retirement of pre-delivery shares	2,748,745
Loss on extinguishment of promissory note	945,554
Total	$-